CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Products	$ 85,562	$ 71,790	$ 29,639
Services	17,266	14,830	9,679
Total revenues	102,828	86,620	39,318
COST OF REVENUES:
Products	33,789	29,056	12,732
Services	11,043	10,148	8,999
Total cost of revenues	44,832	39,204	21,731
GROSS PROFIT	57,996	47,416	17,587
OPERATING EXPENSES:
Research and development, net of participation by the Office of the Chief Scientist of $2,155 , $2,212 and $2,209, respectively (Note 7a)	18,677	12,445	6,865
Sales and marketing	11,373	10,133	6,014
General and administrative	3,229	2,968	2,240
Total operating expenses	33,279	25,546	15,119
OPERATING INCOME	24,717	21,870	2,468
INTEREST INCOME, NET	901	305	163
INCOME BEFORE INCOME TAXES	25,618	22,175	2,631
BENEFIT FROM DEFERRED INCOME TAXES	2,500
NET INCOME FOR THE YEAR	$ 28,118	$ 22,175	$ 2,631
Net income per share:
Basic	$ 1.07	$ 0.91	$ 0.14
Diluted	$ 1.04	$ 0.86	$ 0.13
Shares used in calculation of net income per share:
Basic	26,232	24,448	19,473
Diluted	26,931	25,692	20,089